Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	Aug. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2013 Warrants issued at June 2013	Dec. 31, 2013 Warrants issued at August 2013
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Fair value of warrants at issuance date	$ 495,000	$ 265,000	$ 454,000
Fair value of warrants			$ 473,000	$ 320,000	$ 500,000